Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

8 .	Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2020	2021
Construction in process	223,875	1,760,259
Mold s and tooling s	938,611	1,178,385
Machinery and equipment	1,047,461	1,123,512
Buildings	726,820	860,556
Vehicles	328,555	717,976
Leasehold improvements	216,923	376,219
Charging infrastructure	45,835	262,678
Computer and electronic equipment	87,304	147,273
Others	57,904	93,950

Sub-total	3,673,288	6,520,808

Less: Accumulated depreciation	(456,319)	(1,002,246)
Less: Impairment	(135,467)	(93,786)

Property, plant and equipment, net	3,081,502	5,424,776

The Group recorded depreciation expenses of RMB125,453, RMB302,974 and RMB573,247 for the years ended December 31, 2019, 2020 and 2021, respectively.
Vehicles represent the rides-qualified vehicles operated by the Group for the ride hailing services, certain vehicles under operating lease arrangement with customers, and the vehicles used for the Group’s daily internal operations.
Construction in progress primarily consists of the construction of Wuhan, Guangzhou and Zhaoqing manufacturing plant
s
and mold
s
, tooling
s
, machinery and equipment relat
ing
to the manufacturing of the Group’s vehicles. During the years ended December 31, 2019, 2020 and 2021, the Group capitalized RMB38,483, RMB26,351 and RMB10,598 of gross interest expenses, respectively.
Government subsidies related to capitalized interest expense were accounted for as a reduction of such amounts capitalized in connection with the construction of the manufacturing plants. The benefits of these subsidies will be reflected through reduced depreciation charges over the useful lives of these assets. Government subsidies relating to expensed interests are recognized as a liability if received in advance (of the incurrence of the interest expense). Such amounts, when recognized, will reduce the respective interest expenses to which the subsidies relate. In April 2020, the construction of Zhaoqing manufacturing plant had been completed and transferred to respective fixed assets.
The accumulated impairment loss was RMB135,467 and RMB93,786 as of December 31, 2020 and 2021, respectively, primarily due to the upgrade of the G3 in 2020 and the G3i in 2021.